Schedule of Short-term Bank Debt (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Bank Loans Schedule Of Short-term Bank Debt 1	$ 54,767,968
Bank Loans Schedule Of Short-term Bank Debt 2	51,160,152
Bank Loans Schedule Of Short-term Bank Debt 3	7,819,200
Bank Loans Schedule Of Short-term Bank Debt 4	7,693,901
Bank Loans Schedule Of Short-term Bank Debt 5	97,675
Bank Loans Schedule Of Short-term Bank Debt 6	94,279
Bank Loans Schedule Of Short-term Bank Debt 7	62,684,843
Bank Loans Schedule Of Short-term Bank Debt 8	5,894,833
Bank Loans Schedule Of Short-term Bank Debt 9	$ 2